united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)
(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report June 30, 2023

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com
Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Management Discussion of Fund Performance – (Unaudited)

Despite the fact that many have been predicting a recession, the capital markets experienced a significant recovery in the first half of 2023, at least on the surface. Leadership within the stock market has been fairly narrow, with a small number of mega-capitalization companies leading the averages higher. But outside of these larger growth companies, many of which do not pay dividends, returns across most stocks have been somewhat pedestrian thus far in 2023. Higher interest rates and modest earnings growth along with several high-profile bank failures and continued concerns about a recession on the horizon have all represented headwinds for most stocks.

In a period of uncertainty with the dual headwinds of higher interest rates and potential for recession, we reiterate the importance of our focus on quality and dividend integrity. Dividends and quality are inexorably linked, and each Crawford Fund shares a common commitment to investing in businesses with a history of consistent and rising dividends. Dividend integrity refers to those companies that have the ability to pay dividends and increase payouts consistently, have shareholder-oriented capital allocation processes, and enjoy high and consistent profitability. We seek to purchase these businesses at attractive valuations. This is designed to add to total shareholder return via higher dividend yield and increase the likelihood for valuation improvement as the company demonstrates fundamental progress. Our investment philosophy remains anchored in quality as a key investment criterion.

Crawford Large Cap Dividend Fund:

For the first six months ended June 30, 2023, the Crawford Large Cap Dividend Fund Class I Shares and Class C Shares produced total returns of 3.83% and 3.28%, respectively. The Fund’s primary benchmark, the Russell 1000® Value Index, returned 5.12% for the same period.

The Fund’s underperformance relative to its benchmark is not out of line with expectations. Non-dividend paying companies outperformed dividend payers by over 20% in the first half of the year. This represented a headwind to performance as the Fund only invests in companies with a ten-year history of stable or rising dividends. Despite the challenging environment, the Fund’s overweight to Information Technology and stock selection within Health Care supported overall performance. The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well positioned to obtain attractive, long-term, risk-adjusted returns.

Crawford Small Cap Dividend Fund:

For the first six months ended June 30, 2023, the Crawford Small Cap Dividend Fund produced a total return of 8.26%. The Fund’s primary benchmark, the Russell 2000® Index (the “Index”), returned 8.09% for the same period.

Management Discussion of Fund Performance – (Unaudited) (continued)

Non-dividend payers outperformed dividend payers in the Russell 2000® Index by more than 10% for the first half of the year, but the holdings within our Fund held up well and allowed the Fund to outperform the Index. In a challenging period with meaningful performance headwinds, the ability of the Fund to outperform the Index speaks to the strength of our security selection process. The Fund’s stock selection in the Health Care sector coupled with its overweight (relative to the Index weight) and stock selection within the Industrials sector contributed to outperformance.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return.

Crawford Multi-Asset Income Fund:

For the first six months ended June 30, 2023, the Crawford Multi-Asset Income Fund produced a total return of 0.41%. The Fund’s primary benchmark, the NASDAQ US Multi-Asset Diversified Income IndexSM, produced a return of 0.61% for the same period.

During this period, many of the higher-yielding sectors we invest in were unable to keep pace with the market’s narrow strength. Quality, yield, and value have been undistinguished portfolio characteristics, but we expect them to once again come back into favor as the economic cycle continues to mature.

The Crawford Multi-Asset Income Fund portfolio management process is focused on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set. We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the second half of the year with confidence in the Fund’s ability to continue to pay steady income regardless of prevailing market conditions.

Conclusion:

As always, the future remains uncertain, but we proceed in the belief that we are girded with the elements of eventual success because of how we invest. We seek to narrow the range of outcomes, thereby increasing the chance of success for our investments. We remain cautiously optimistic about the possibility of a soft landing, but with the potential for recession on the horizon, we believe the securities in the Funds are positioned to endure challenging market circumstances. We believe that we are reasonably protected because of our focus on high-quality companies.

Management Discussion of Fund Performance – (Unaudited) (continued)

Thank you for your investment in the Crawford Funds.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of June 30, 2023

	Six Months	One Year	Five Year	Ten Year
Crawford Large Cap Dividend Fund
Class I	3.83%	10.29%	9.14%	8.82%
Class C (b)	3.28%	9.17%	8.03%	7.73%
Russell 1000® Value Index(c)	5.12%	11.54%	8.11%	9.22%

	Expense Ratios(d)
	Class I	Class C
Gross	0.92%	1.92%
With Applicable Waivers(e)	0.92%	1.92%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”) distributions or the redemption of Large Cap Dividend Fund shares. Current performance of the Large Cap Dividend Fund may be lower or higher than the performance quoted. The Large Cap Dividend Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c)	The Russell 1000® Value Index is a U.S. stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000 Index, which represent approximately 93% of the total market capitalization of that index. It is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Large Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Large Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios reflect information from the Large Cap Dividend Fund’s prospectus dated April 30, 2023. Crawford Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any

Investment Results (Unaudited) (continued)

amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of the Large Cap Dividend Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Large Cap Dividend Fund’s business, do not exceed 0.98% through April 30, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60)  days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Large Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Large Cap Dividend Fund’s expense ratios as of June 30, 2023 can be found in the financial highlights.

The Large Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The Large Cap Dividend Fund’s prospectus contains this and other important information about the Large Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Large Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2023

				Since
				Inception
	Six Months	One Year	Five Year	(9/26/12)
Crawford Small Cap Dividend Fund
Class I	8.26%	8.79%	4.69%	9.91%
Russell 2000® Index(b)	8.09%	12.31%	4.21%	9.37%

	Expense Ratios(c)
		Class I
Gross		1.14%
With Applicable Waivers		0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) distributions or the redemption of Small Cap Dividend Fund shares. Current performance of the Small Cap Dividend Fund may be lower or higher than the performance quoted. The Small Cap Dividend Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	The Russell 2000® Index is a small-cap U.S. stock market index that makes up the smallest 2,000 stocks in the Russell 3000 Index. It is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Small Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Small Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios reflect information from the Small Cap Dividend Fund’s prospectus dated April 30, 2023. Crawford Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification

Investment Results (Unaudited) (continued)

of Trust officers and Trustees and contractual indemnification of Small Cap Dividend Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Small Cap Dividend Fund’s business, do not exceed 0.99% through April 30, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Small Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Small Cap Dividend Fund’s expense ratios as of June 30, 2023 can be found in the financial highlights.

The Small Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Small Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2023

				Since
				Inception
	Six Months	One Year	Five Year	(9/12/17)
Crawford Multi-Asset Income Fund	0.41%	2.69%	3.82%	3.60%
NASDAQ US Multi-Asset Diversified Income IndexSM (b)	0.61%	3.14%	1.96%	1.92%

		Expense Ratios(c)
Gross			1.20%
With Applicable Waivers			0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) distributions or the redemption of Multi-Asset Income Fund shares. Current performance of the Multi-Asset Income Fund may be lower or higher than the performance quoted. The Multi-Asset Income Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	The NASDAQ US Multi-Asset Diversified Income Index SM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Multi-Asset Income Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Multi-Asset Income Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios reflect information from the Multi-Asset Income Fund’s prospectus dated April 30, 2023. Crawford Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification

Investment Results (Unaudited) (continued)

of Trust officers and Trustees and contractual indemnification of Multi-Asset Income Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Multi-Asset Income Fund’s business, do not exceed 0.99% through April 30, 2024. Prior to April 30, 2023, the expense cap was 1.00%This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser. Each waiver/ expense payment by the Adviser is subject to recoupment by the Adviser from the Multi-Asset Income Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Multi-Asset Income Fund’s expense ratios (not including acquired fund fees and expenses) as of June 30, 2023 can be found in the financial highlights.

The Multi-Asset Income Fund’s investment objectives, strategies, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the Multi-Asset Income Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Multi-Asset Income Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Crawford Large Cap Dividend Fund Holdings as of June 30, 2023.*

The investment objective of the Crawford Large Cap Dividend Fund is total return. Total return is comprised of both capital appreciation and income.

Crawford Small Cap Dividend Fund Holdings as of June 30, 2023.*

The investment objective of the Crawford Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

*	As a percentage of net assets.

Fund Holdings (Unaudited)

Crawford Multi-Asset Income Fund Holdings as of June 30, 2023.*

*	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Income Fund is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov or on the Funds’ website at www.crawfordinvestmentfunds.com.

Crawford Large Cap Dividend Fund
Schedule of Investments
June 30, 2023 (Unaudited)

COMMON STOCKS — 98.15%	Shares	Fair Value

Communications — 5.63%
Comcast Corp., Class A	33,000	$1,371,150
Omnicom Group, Inc.	19,850	1,888,728
		3,259,878
Consumer Discretionary — 9.82%
Genuine Parts Co.	7,940	1,343,686
Hasbro, Inc.	16,000	1,036,320
Home Depot, Inc. (The)	6,410	1,991,203
Marsh & McLennan Companies, Inc.	7,000	1,316,560
		5,687,769
Consumer Staples — 10.73%
Coca-Cola Co. (The)	28,000	1,686,160
Mondelez International, Inc., Class A	15,850	1,156,099
Philip Morris International, Inc.	18,250	1,781,565
Procter & Gamble Co. (The)	7,900	1,198,746
Walmart, Inc.	2,500	392,950
		6,215,520
Financials — 14.33%
American Express Co.	9,900	1,724,580
BlackRock, Inc.	1,700	1,174,938
Chubb Ltd.	5,920	1,139,955
JPMorgan Chase & Co.	6,700	974,448
M&T Bank Corp.	6,000	742,560
Northern Trust Corp.	12,120	898,577
Willis Towers Watson PLC	6,998	1,648,029
		8,303,087
Health Care — 17.82%
AbbVie, Inc.	11,500	1,549,395
AstraZeneca PLC - ADR	25,000	1,789,250
Cardinal Health, Inc.	3,000	283,710
Johnson & Johnson	13,140	2,174,933
Medtronic PLC	20,500	1,806,050
Merck & Co., Inc.	20,170	2,327,416
Stryker Corp.	1,300	396,617
		10,327,371
Industrials — 14.25%
Honeywell International, Inc.	6,950	1,442,125
Johnson Controls International PLC	31,600	2,153,224
Raytheon Technologies Corp.	12,500	1,224,500
TE Connectivity Ltd.	8,000	1,121,280
United Parcel Service, Inc., Class B	12,930	2,317,703
		8,258,832
Real Estate — 2.45%
Alexandria Real Estate Equities, Inc.	12,500	1,418,625

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)

COMMON STOCKS — 98.15% - (continued)	Shares	Fair Value

Technology — 20.94%
Accenture PLC, Class A	5,840	$1,802,106
Global Payments, Inc.	16,700	1,645,284
International Business Machines Corp.	10,000	1,338,100
Microsoft Corp.	9,120	3,105,725
S&P Global, Inc.	3,600	1,443,204
SAP SE - ADR	4,000	547,240
Texas Instruments, Inc.	8,350	1,503,167
Visa, Inc., Class A	3,200	759,936
		12,144,762
Utilities — 2.18%
American Electric Power Co., Inc.	15,000	1,263,000
Total Common Stocks (Cost $32,430,655)		56,878,844

MONEY MARKET FUNDS - 1.83%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.95%(a)	1,057,881	1,057,881
Total Money Market Funds (Cost $1,057,881)		1,057,881

Total Investments — 99.98% (Cost $33,488,536)		57,936,725
Other Assets in Excess of Liabilities — 0.02%		9,336
NET ASSETS — 100.00%		$57,946,061

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments
June 30, 2023 (Unaudited)

COMMON STOCKS — 99.06%	Shares	Fair Value

Consumer Discretionary — 9.94%
Academy Sports & Outdoors, Inc.	77,110	$4,167,796
Carter’s, Inc.	50,874	3,693,452
Columbia Sportswear Co.	48,800	3,769,312
HNI Corp.	99,544	2,805,150
Johnson Outdoors, Inc., Class A	61,113	3,755,394
Leggett & Platt, Inc.	85,570	2,534,583
Monro, Inc.	68,248	2,772,916
Rocky Brands, Inc.	98,453	2,067,513
Wolverine World Wide, Inc.	197,443	2,900,438
		28,466,554
Consumer Staples — 8.55%
Casey’s General Stores, Inc.	21,487	5,240,249
Flowers Foods, Inc.	160,066	3,982,442
Inter Parfums, Inc.	21,042	2,845,510
J&J Snack Foods Corp.	28,096	4,449,282
MGP Ingredients, Inc.	26,334	2,798,778
PriceSmart, Inc.	36,475	2,701,339
Turning Point Brands, Inc.	102,928	2,471,301
		24,488,901
Energy — 2.00%
DT Midstream, Inc.	115,721	5,736,290

Financials — 19.08%
Artisan Partners Asset Management, Inc., Class A	73,308	2,881,737
BancFirst Corp.	47,731	4,391,252
First Hawaiian, Inc.	158,037	2,846,246
Hamilton Lane, Inc., Class A	44,200	3,535,116
Hanover Insurance Group, Inc.	44,459	5,025,201
Houlihan Lokey, Inc.	44,826	4,406,844
Lazard Ltd., Class A	90,614	2,899,648
Old Republic International Corp.	194,397	4,892,972
SouthState Corp.	44,862	2,951,920
Stock Yards Bancorp, Inc.	66,260	3,006,216
Trico Bancshares	152,568	5,065,257
Valley National Bancorp	371,996	2,882,969
Walker & Dunlop, Inc.	49,062	3,880,314
Webster Financial Corp.	73,550	2,776,513
WSFS Financial Corp.	84,449	3,185,416
		54,627,621
Health Care — 11.39%
Atrion Corp.	11,056	6,254,379
CONMED Corp.	52,766	7,170,373
LeMaitre Vascular, Inc.	80,833	5,438,444
Perrigo Co. PLC	164,939	5,599,679
Psychemedics Corp.	191,865	874,904

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)

COMMON STOCKS — 99.06% - (continued)	Shares	Fair Value

Health Care — 11.39% - (continued)
U.S. Physical Therapy, Inc.	59,913	$7,272,839
		32,610,618
Industrials — 26.80%
AZZ, Inc.	133,464	5,800,346
ESCO Technologies, Inc.	57,240	5,931,780
Franklin Electric Co., Inc.	56,218	5,784,832
Hackett Group, Inc. (The)	285,288	6,376,187
Information Services Group, Inc.	227,792	1,220,965
Landstar System, Inc.	11,218	2,159,914
Littelfuse, Inc.	21,002	6,118,093
Moog, Inc., Class A	57,007	6,181,269
MSC Industrial Direct Co., Inc., Class A	58,557	5,579,311
Mueller Water Products, Inc.	361,964	5,874,676
National Instruments Corp.	46,851	2,689,247
nVent Electric PLC	119,349	6,166,762
Standex International, Inc.	40,412	5,717,086
Tennant Co.	46,191	3,746,552
Valmont Industries, Inc.	14,146	4,117,193
Woodward, Inc.	27,490	3,268,836
		76,733,049
Materials — 3.00%
HB Fuller Co.	80,806	5,778,437
WD-40 Co.	14,850	2,801,453
		8,579,890
Real Estate — 5.36%
Armada Hoffler Properties, Inc.	235,978	2,756,223
Four Corners Property Trust, Inc.	91,401	2,321,585
Independence Realty Trust, Inc.	275,343	5,016,750
National Storage AffiliatesTrust	64,911	2,260,850
STAG Industrial, Inc.	83,278	2,988,015
		15,343,423
Technology — 11.40%
Absolute Software Corp.	207,277	2,375,394
American Software, Inc., Class A	474,413	4,986,081
Belden, Inc.	57,594	5,508,866
Power Integrations, Inc.	67,041	6,346,771
Sapiens International Corp. NV	195,953	5,212,350
Simulations Plus, Inc.	138,599	6,005,495
TTEC Holdings, Inc.	65,552	2,218,280
		32,653,237
Utilities — 1.54%
Black Hills Corp.	73,352	4,420,192
Total Common Stocks (Cost $239,109,439)		283,659,775

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)

MONEY MARKET FUNDS - 1.08%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.95%(a)	3,084,645	$3,084,645
Total Money Market Funds (Cost $3,084,645)		3,084,645

Total Investments — 100.14% (Cost $242,194,084)		286,744,420
Liabilities in Excess of Other Assets — (0.14)%		(410,148)
NET ASSETS — 100.00%		$286,334,272

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments
June 30, 2023 (Unaudited)

COMMON STOCKS — 49.69%	Shares	Fair Value

Communications — 4.14%
AT&T, Inc.	55,800	$890,010
BCE, Inc.	50,910	2,320,987
Verizon Communications, Inc.	46,200	1,718,178
		4,929,175
Consumer Staples — 5.06%
Kraft Heinz Co. (The)	66,000	2,343,000
Philip Morris International, Inc.	37,710	3,681,250
		6,024,250
Energy — 11.28%
DT Midstream, Inc.	35,830	1,776,093
Kinder Morgan, Inc.	207,050	3,565,401
ONEOK, Inc.	57,290	3,535,939
Williams Companies, Inc. (The)	139,350	4,546,990
		13,424,423
Financials — 3.56%
Huntington Bancshares, Inc.	196,110	2,114,066
New York Community Bancorp, Inc.	188,570	2,119,527
		4,233,593
Health Care — 4.99%
AbbVie, Inc.	18,860	2,541,008
Gilead Sciences, Inc.	22,625	1,743,709
Pfizer, Inc.	45,180	1,657,202
		5,941,919
Real Estate — 11.95%
Alexander’s, Inc.	10,370	1,906,628
Crown Castle International Corp.	9,300	1,059,642
CubeSmart	37,780	1,687,255
Four Corners Property Trust, Inc.	89,920	2,283,968
Physicians Realty Trust	173,480	2,426,985
STAG Industrial, Inc.	71,660	2,571,161
WP Carey, Inc.	33,820	2,284,879
		14,220,518
Technology — 3.88%
American Software, Inc., Class A	55,760	586,038
International Business Machines Corp.	30,170	4,037,047
		4,623,085
Utilities — 4.83%
Duke Energy Corp.	37,200	3,338,328
Southern Co. (The)	34,380	2,415,195
		5,753,523
Total Common Stocks (Cost $54,971,438)		59,150,486

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)

PREFERRED STOCKS — 36.25%	Shares	Fair Value

Energy — 0.63%
Energy Transfer LP, Series D, 7.63%	29,730	$750,980

Financials — 18.06%
AGNC Investment Corp., Series C, 7.00%	69,990	1,786,845
Ally Financial, Inc., Series B, 4.70%	3,589,000	2,541,461
American Express Co., Series D, 3.55%	3,750,000	3,121,875
Annaly Capital Management, Inc., Series F, 6.95%	71,610	1,818,894
Bank of America Corp., Series KK, 5.38%	11,830	272,090
Charles Schwab Corp. (The), Series I, 4.00%	3,967,000	3,229,138
Invesco Mortgage Capital, Inc., Series C, 7.50%	118,500	2,471,910
Two Harbors Investment Corp., Series B, 7.63%	161,400	3,123,089
Wells Fargo & Co., Series L, 7.50%	2,720	3,133,440
		21,498,742
Real Estate — 6.89%
Armada Hoffler Properties Inc., Series A, 6.75%	98,837	2,319,703
Digital Realty Trust, Inc., Series L, 5.20%	102,150	2,202,354
Hersha Hospitality Trust, Series D, 6.50%	66,910	1,321,473
UMH Properties, Inc., Series D, 6.38%	37,100	813,974
Vornado Realty Trust, Series M, 5.25%	104,150	1,548,711
		8,206,215
Utilities — 10.67%
Centerpoint Energy, Inc., Series A, 6.13%	3,650,000	3,524,757
Nisource, Inc., Series B, 6.50%	111,050	2,797,350
Sempra Energy, 5.75%	10,690	257,629
Southern Co. (The), Series A, 4.95%	104,420	2,398,527
Spire, Inc., Series A, 5.90%	147,950	3,728,340
		12,706,603
Total Preferred Stocks (Cost $48,223,549)		43,162,540

	Principal
CORPORATE BONDS — 8.55%	Amount

Energy — 2.28%
Transcanada Trust, 5.63%, 5/20/2075	$2,830,000	2,709,018

Real Estate — 3.26%
Crown Castle Inc., 5.00%, 1/11/2028	3,945,000	3,874,545

Technology — 3.01%
Fidelity National Information Services Inc., 4.50%, 7/15/2025	3,665,000	3,584,061
Total Corporate Bonds (Cost $10,251,887)		10,167,624

MONEY MARKET FUNDS - 5.12%	Shares
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.95%(a)	6,092,521	6,092,521
Total Money Market Funds (Cost $6,092,521)		6,092,521

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)

Total Investments — 99.61% (Cost $119,539,395)	$118,573,171
Other Assets in Excess of Liabilities — 0.39%	461,900
NET ASSETS — 100.00%	$119,035,071

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)
	Crawford	Crawford
	Large Cap	Small Cap	Crawford
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Assets
Investments in securities at value (cost $33,488,536, $242,194,084 and $119,539,395)	$57,936,725	$286,744,420	$118,573,171
Receivable for fund shares sold	—	16,151	—
Receivable for investments sold	—	2,112,311	—
Dividends and interest receivable	147,864	469,291	708,171
Prepaid expenses	27,853	27,047	12,503
Total Assets	58,112,442	289,369,220	119,293,845
Liabilities
Payable for fund shares redeemed	40,085	181,215	65,934
Payable for distributions to shareholders	73,852	148,776	90,547
Payable for investments purchased	—	2,466,754	—
Payable to Adviser	23,253	192,048	74,167
12b-1 fees accrued - Class C	6,660	—	—
Payable to affiliates	10,882	26,760	14,320
Payable to trustees	4,100	4,101	4,101
Other accrued expenses	7,549	15,294	9,705
Total Liabilities	166,381	3,034,948	258,774
Net Assets	$57,946,061	$286,334,272	$119,035,071
Net Assets consist of:
Paid-in capital	$31,444,337	$241,373,248	$120,596,897
Accumulated earnings (deficit)	26,501,724	44,961,024	(1,561,826)
Net Assets	$57,946,061	$286,334,272	$119,035,071
Class I
Net Assets	$55,428,811	$286,334,272
Shares outstanding (unlimited number of shares authorized, no par value)	4,109,916	6,674,046
Net asset value and offering price per share	$13.49	$42.90
Class C
Net Assets	$2,517,250
Shares outstanding (unlimited number of shares authorized, no par value)	188,322
Net asset value and offering price per share	$13.37

Net Assets			$119,035,071
Shares outstanding (unlimited number of shares authorized, no par value)			4,975,347
Net asset value and offering price per share			$23.92

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Operations
For the Six Months Ended June 30, 2023 (Unaudited)

	Crawford Large	Crawford Small	Crawford Multi-
	Cap Dividend	Cap Dividend	Asset Income
	Fund	Fund	Fund
Investment Income
Dividend income	$746,760	$3,309,260	$2,899,876
Interest income	—	—	726,014
Foreign dividend taxes withheld	(2,839)	(27,899)	(10,945)
Total investment income	743,921	3,281,361	3,614,945
Expenses
Adviser	140,021	1,387,182	604,070
Fund accounting	22,827	30,689	23,098
Administration	16,405	77,079	35,021
Transfer agent	15,060	20,865	10,087
Registration	13,534	13,962	6,386
12b-1 fees - Class C	12,504	—	—
Legal	10,230	10,230	10,230
Audit and tax preparation	9,398	9,398	9,917
Trustee	8,268	8,270	8,269
Compliance services	5,951	5,951	5,951
Custodian	3,702	16,336	7,264
Report printing	2,503	6,081	2,518
Insurance	1,536	2,893	2,016
Pricing	443	772	1,313
Miscellaneous	12,227	15,044	11,117
Total expenses	274,609	1,604,752	737,257
Fees contractually waived by Adviser	—	(217,005)	(135,235)
Net operating expenses	274,609	1,387,747	602,022
Net investment income	469,312	1,893,614	3,012,923
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	2,048,424	1,672,960	(992,277)
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(390,432)	19,191,878	(1,265,242)
Net realized and change in unrealized gain (loss) on investments and foreign currency	1,657,992	20,864,838	(2,257,519)
Net increase in net assets resulting from operations	$2,127,304	$22,758,452	$755,404

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
	For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$469,312	$850,272
Net realized gain on investment securities transactions	2,048,424	952,745
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(390,432)	(6,479,375)
Net increase (decrease) in net assets resulting from operations	2,127,304	(4,676,358)
Distributions to Shareholders from Earnings
Class I	(448,482)	(1,739,331)
Class C	(8,643)	(57,028)
Total distributions	(457,125)	(1,796,359)
Capital Transactions - Class I
Proceeds from shares sold	1,414,315	5,236,993
Reinvestment of distributions	296,167	1,378,698
Amount paid for shares redeemed	(2,318,274)	(5,133,220)
Total Class I	(607,792)	1,482,471
Capital Transactions - Class C
Proceeds from shares sold	500	2,400
Reinvestment of distributions	8,595	56,606
Amount paid for shares redeemed	(120,641)	(338,884)
Total Class C	(111,546)	(279,878)
Net increase (decrease) in net assets resulting from capital
transactions	(719,338)	1,202,593
Total Increase (Decrease) in Net Assets	950,841	(5,270,124)
Net Assets
Beginning of period	56,995,220	62,265,344
End of period	$57,946,061	$56,995,220
Share Transactions - Class I
Shares sold	107,150	394,575
Shares issued in reinvestment of distributions	22,339	105,822
Shares redeemed	(174,522)	(387,016)
Total Class I	(45,033)	113,381
Share Transactions - Class C
Shares sold	37	185
Shares issued in reinvestment of distributions	655	4,365
Shares redeemed	(9,364)	(26,365)
Total Class C	(8,672)	(21,815)
Net increase (decrease) in shares outstanding	(53,705)	91,566

See accompanying notes which are an integral part of these financial statements

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
	For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,893,614	$3,492,117
Net realized gain on investment securities transactions	1,672,960	4,732,614
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	19,191,878	(56,595,290)
Net increase (decrease) in net assets resulting from operations	22,758,452	(48,370,559)
Distributions to Shareholders from Earnings
Class I	(1,593,326)	(11,477,887)
Total distributions	(1,593,326)	(11,477,887)
Capital Transactions - Class I
Proceeds from shares sold	8,524,220	26,506,766
Reinvestment of distributions	1,323,691	10,280,084
Amount paid for shares redeemed	(26,887,964)	(40,191,913)
Total Class I	(17,040,053)	(3,405,063)
Net decrease in net assets resulting from capital transactions	(17,040,053)	(3,405,063)
Total Increase (Decrease) in Net Assets	4,125,073	(63,253,509)
Net Assets
Beginning of period	282,209,199	345,462,708
End of period	$286,334,272	$282,209,199
Share Transactions - Class I
Shares sold	203,093	602,608
Shares issued in reinvestment of distributions	31,364	255,116
Shares redeemed	(641,545)	(924,127)
Total Class I	(407,088)	(66,403)
Net decrease in shares outstanding	(407,088)	(66,403)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
	For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,012,923	$4,548,623
Net realized gain (loss) on investment securities transactions	(992,277)	7,524,670
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(1,265,242)	(13,614,666)
Net increase (decrease) in net assets resulting from operations	755,404	(1,541,373)
Distributions to Shareholders from
Earnings	(2,582,876)	(6,216,571)
Return of capital	—	(153,270)
Total distributions	(2,582,876)	(6,369,841)
Capital Transactions
Proceeds from shares sold	2,189,996	6,087,577
Reinvestment of distributions	2,109,039	5,358,836
Amount paid for shares redeemed	(12,709,575)	(12,953,783)
Net decrease in net assets resulting from capital transactions	(8,410,540)	(1,507,370)
Total Decrease in Net Assets	(10,238,012)	(9,418,584)
Net Assets
Beginning of period	129,273,083	138,691,667
End of period	$119,035,071	$129,273,083
Share Transactions
Shares sold	90,185	237,905
Shares issued in reinvestment of distributions	87,449	216,398
Shares redeemed	(514,295)	(518,871)
Net decrease in shares outstanding	(336,661)	(64,568)

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$13.10		$14.62	$12.44	$12.44	$9.83	$10.63
Investment operations:
Net investment income	0.11		0.20	0.18	0.21	0.19	0.18
Net realized and unrealized gain (loss)	0.39		(1.30)	2.53	0.65	2.61	(0.59)
Total from investment operations	0.50		(1.10)	2.71	0.86	2.80	(0.41)
Less distributions to shareholders from:
Net investment income	(0.11)		(0.20)	(0.18)	(0.21)	(0.19)	(0.18)
Net realized gains	—		(0.22)	(0.35)	(0.65)	—	(0.21)
Total distributions	(0.11)		(0.42)	(0.53)	(0.86)	(0.19)	(0.39)
Net asset value, end of period	$13.49		$13.10	$14.62	$12.44	$12.44	$9.83
Total Return(a)	3.83	% (b)	(7.43)%	21.91%	7.32%	28.61%	(3.97)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,429		$54,437	$59,095	$50,751	$47,713	$37,585
Ratio of net expenses to average net assets	0.94	% (c)	0.92%	0.93%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.94	% (c)	0.92%	0.89%	0.95%	0.98%	1.03%
Ratio of net investment income to average net assets	1.72	% (c)	1.54%	1.28%	1.84%	1.64%	1.70%
Portfolio turnover rate	11	% (b)	11%	7%	43%	7%	14%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements

Crawford Large Cap Dividend Fund – Class C
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$12.99		$14.49	$12.33	$12.33	$9.76	$10.54
Investment operations:
Net investment income	0.05		0.07	0.04	0.10	0.07	0.08
Net realized and unrealized gain (loss)	0.38		(1.28)	2.51	0.64	2.57	(0.59)
Total from investment operations	0.43		(1.21)	2.55	0.74	2.64	(0.51)
Less distributions to shareholders from:
Net investment income	(0.05)		(0.07)	(0.04)	(0.09)	(0.07)	(0.06)
Net realized gains	—		(0.22)	(0.35)	(0.65)	—	(0.21)
Total distributions	(0.05)		(0.29)	(0.39)	(0.74)	(0.07)	(0.27)
Net asset value, end of period	$13.37		$12.99	$14.49	$12.33	$12.33	$9.76
Total Return(a)	3.28	% (b)	(8.33)%	20.73%	6.26%	27.16%	(4.84)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,517		$2,558	$3,171	$3,050	$4,168	$4,069
Ratio of net expenses to average net assets	1.94	% (c)	1.92%	1.96%	1.98%	1.98%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.94	% (c)	1.92%	1.89%	1.95%	1.98%	2.03%
Ratio of net investment income to average net assets	0.71	% (c)	0.53%	0.26%	0.84%	0.64%	0.68%
Portfolio turnover rate	11	% (b)	11%	7%	43%	7%	14%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$39.85		$48.33	$42.48	$41.98	$36.39	$42.42
Investment operations:
Net investment income	0.28		0.50	0.52	0.52	0.55	0.47
Net realized and unrealized gain (loss)	3.01		(7.31)	8.83	0.83	7.20	(3.70)
Total from investment operations	3.29		(6.81)	9.35	1.35	7.75	(3.23)
Less distributions to shareholders from:
Net investment income	(0.24)		(0.51)	(0.53)	(0.48)	(0.58)	(0.45)
Net realized gains	—		(1.16)	(2.97)	(0.37)	(1.58)	(2.35)
Total distributions	(0.24)		(1.67)	(3.50)	(0.85)	(2.16)	(2.80)
Net asset value, end of period	$42.90		$39.85	$48.33	$42.48	$41.98	$36.39
Total Return(a)	8.26	% (b)	(14.12)%	22.06%	3.50%	21.38%	(7.64)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$286,334		$282,209	$345,463	$269,227	$249,865	$178,416
Ratio of net expenses to average net assets	0.99	% (c)	0.99%	0.99%	0.99%	1.03%	1.05%
Ratio of expenses to average net assets before waiver or recoupment	1.14	% (c)	1.14%	1.12%	1.17%	1.18%	1.20%
Ratio of net investment income to average net assets	1.35	% (c)	1.15%	1.07%	1.44%	1.36%	1.11%
Portfolio turnover rate	13	% (b)	20%	27%	32%	28%	33%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$24.34		$25.80	$23.01	$25.74	$22.54	$24.79
Investment operations:
Net investment income	0.61		0.83	0.74	0.79	0.94	1.05
Net realized and unrealized gain (loss)	(0.51)		(1.09)	2.88	(2.68)	3.56	(2.20)
Total from investment operations	0.10		(0.26)	3.62	(1.89)	4.50	(1.15)
Less distributions to
shareholders from:
Net investment income	(0.52)		(0.87)	(0.83)	(0.82)	(1.00)	(1.04)
Net realized gains	—		(0.30)	—	—	(0.29)	(0.06)
Return of capital	—		(0.03)	—	(0.02)	(0.01)	—
Total distributions	(0.52)		(1.20)	(0.83)	(0.84)	(1.30)	(1.10)
Net asset value, end of period	$23.92		$24.34	$25.80	$23.01	$25.74	$22.54
Total Return(a)	0.41	% (b)	(1.00)%	15.90%	(7.00)%	20.25%	(4.86)%
Ratios and Supplemental
Data:
Net assets, end of period (000 omitted)	$119,035		$129,273	$138,692	$106,056	$93,326	$50,923
Ratio of net expenses to average net assets	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.22	% (c)	1.20%	1.20%	1.26%	1.32%	1.39%
Ratio of net investment income to average net assets	4.99	% (c)	3.37%	2.94%	3.67%	3.89%	4.51%
Portfolio turnover rate	21	% (b)	36%	12%	33%	20%	28%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Notes to the Financial Statements
June 30, 2023 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is to provide total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board's Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee, is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing and Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$56,878,844	$—	$—	$56,878,844
Money Market Funds	1,057,881	—	—	1,057,881
Total	$57,936,725	$—	$—	$57,936,725

Small Cap Dividend Fund
Common Stocks(a)	283,659,775	—	—	283,659,775
Money Market Funds	3,084,645	—	—	3,084,645
Total	$286,744,420	$—	$—	$286,744,420

Multi-Asset Income Fund
Common Stocks(a)	59,150,486	—	—	59,150,486
Preferred Stocks(a)	30,745,309	12,417,231	—	43,162,540
Corporate Bonds(a)	—	10,167,624	—	10,167,624
Money Market Funds	6,092,521	—	—	6,092,521
Total	$95,988,316	$22,584,855	$—	$118,573,171

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on each Fund’s average daily net assets as follows:

	Large Cap Dividend	Small Cap Dividend	Multi-Asset Income
	Fund	Fund	Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$140,021	$1,387,182	$604,070
Fees recouped (waived)	$—	$(217,005)	$(135,235)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.99% of the Multi-Asset Income Fund’s average daily net assets. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2024 and may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days' written notice to the Adviser.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
Recoverable Through	Fund	Fund	Income Fund
December 31, 2023	$—	$188,623	$122,036
December 31, 2024	—	431,087	250,932
December 31, 2025	—	451,157	270,163
June 30, 2026	—	217,005	135,235

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2023, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $12,504. At June 30, 2023, $6,660 was owed for 12b-1 Expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2023, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$6,090,893	$6,410,247
Small Cap Dividend Fund	34,800,478	49,146,556
Multi-Asset Income Fund	24,619,123	35,024,088

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2023.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Gross unrealized appreciation	$25,593,670	$62,449,284	$8,886,370
Gross unrealized depreciation	(1,169,205)	(18,843,875)	(9,852,596)
Net unrealized appreciation (depreciation) on investments	$24,424,465	$43,605,409	$(966,226)
Tax cost of investments	$33,512,260	$243,139,011	$119,539,397

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2022, the Funds' most recent fiscal year end, were as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$846,706	$3,668,472	$4,612,106
Long-term capital gains	949,653	7,809,415	1,604,465
Tax return of capital	—	—	153,270
Total distributions paid	$1,796,359	$11,477,887	$6,369,841

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Undistributed ordinary income	$13,556	$11,718	$—
Undistributed long-term capital gains	3,092	—	—
Accumulated capital and other losses	—	(629,351)	(33,579)
Unrealized appreciation on investments	24,814,897	24,413,531	299,225
Total accumulated earnings	$24,831,545	$23,795,898	$265,646

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2022 the Small Cap Dividend Fund and the Multi-Asset Income Fund deferred post October losses in the amount of $629,351 and $33,579, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2023, the Small Cap Dividend Fund had 26.80% of the value of its net assets invested in stocks within the Industrials sector.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2023 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period(a)	Annualized Expense Ratio
Crawford Large Cap Dividend Fund
Class I	Actual	$1,000.00	$1,038.30	$4.73	0.94%
	Hypothetical(b)	$1,000.00	$1,020.15	$4.69	0.94%
Class C	Actual	$1,000.00	$1,032.80	$9.76	1.94%
	Hypothetical(b)	$1,000.00	$1,015.20	$9.67	1.94%
Crawford Small Cap Dividend Fund
Class I	Actual	$1,000.00	$1,082.60	$5.11	0.99%
	Hypothetical(b)	$1,000.00	$1,014.89	$4.96	0.99%
Crawford Multi-Asset Income Fund
	Actual	$1,000.00	$1,004.10	$4.95	1.00%
	Hypothetical(b)	$1,000.00	$1,019.85	$4.99	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Rev: January 2020

FACTS	WHAT DO THE CRAWFORD FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number

■         account balances and account transactions

■         transaction or loss history and purchase history

■         checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 431-1716

Who we are
Who is providing this notice?	Crawford Funds
Ultimus Fund Distributors, LLC (Distributor)
Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■      open an account or deposit money

■      buy securities from us or sell securities to us

■      make deposits or withdrawals from your account

■      give us your account information

■      make a wire transfer

■      tell us who receives the money

■      tell us where to send the money

■      show your government-issued ID

■      show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes — information about your creditworthiness

■      affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Crawford Investment Counsel, Inc., the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■      The Crawford Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Crawford Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President GwenethK. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Crawford Investment Counsel, Inc. 600 Galleria Parkway SE Suite 1650 Atlanta, GA 30339	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

CRAWFORD-SAR-23

(b) Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By

______/s/ Martin R. Dean__________________________

Martin R. Dean, President

Date _9/6/2023____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

______/s/ Martin R. Dean________ ________

Martin R. Dean, President

Date 9/6/2023___

By

______/s/ Zachary P. Richmond__________

Zachary P. Richmond, Treasurer

Date _9/6/2023_